Earnings/(Loss) Per Share	12 Months Ended
Aug. 31, 2018
Earnings/(Loss) Per Share
Earnings/(Loss) Per Share

20. Earnings/(Loss) Per Share

The following table sets forth the computation of basic and diluted net income per share for the following periods:

	As of August 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Numerator:
Net income attribute to OneSmart International Education Group Limited’s shareholders	189,353	258,827	245,936	36,008
Accretion to redemption value of Preferred Shares	—	—	(962,905)	(140,982)
Deemed dividend—repurchase of Preferred Shares	—	—	(4,266)	(625)
Allocation of undistributed earnings to redeemable convertible preferred shares	(81,770)	(111,771)	—	—
Net income/(loss) attributable to ordinary shareholders for computing net income per ordinary share – basic and diluted	107,583	147,056	(721,235)	(105,599)
Denominator:
Weighted average number of shares used in calculating net income per ordinary share – basic and diluted (in millions of shares)	2,534	2,534	4,145	4,145
Earnings/(loss) per share — basic and diluted	0.0425	0.0580	(0.1740)	(0.0255)

The Company had no potential Ordinary Shares outstanding during the years ended August 31, 2016 and 2017, except for the redeemable convertible preferred shares which were issued as part of the Reorganization and presented on a retroactive basis.  The redeemable convertible preferred shares did not share the losses of the Company . The redeemable convertible preferred shares and did not have an impact on diluted EPS for the years ended August 31, 2016, 2017 and 2018, on an if-converted or two-class method, as the redeemable convertible preferred shares did not carry any preferred dividend rights and only participate in all dividends on a one-to-one per-share basis with holders of Ordinary Shares.

No adjustments were made to the basic loss per share amount presented for the year ended August 31, 2018 as the impact of the outstanding share potions were anti-dilutive.